Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Carrying amount of the hedged liabilities	¥ 2,659	¥ 2,075
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities	168	90
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	2	0
Long-term borrowings [Member]
Carrying amount of the hedged liabilities	2,659	2,075
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities	168	90
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 2	¥ 0